September 26, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Sunny Oh

Re:	AllianceBernstein Cap Fund, Inc.
Securities Act File No. 2-29901
Investment Company Act File No. 811-01716

Ladies and Gentlemen:

On behalf of AllianceBernstein Cap Fund, Inc. (the “Company”) and AllianceBernstein Long/Short Multi-Manager Fund, a series of the Company (the “Fund”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 169 to the Company’s Registration Statement under the 1933 Act and Amendment No. 148 to the Company’s Registration Statement under the 1940 Act (the “Amendment”). The Company filed Post-Effective Amendment No. 153 to the Company’s Registration Statement under the 1933 Act and Amendment No. 132 to the Company’s Registration Statement under the 1940 Act, the initial registration statement related to the Fund, on May 30, 2014, and subsequently filed the following amendments to its registration statement related to the Fund: Post-Effective Amendment No. 167 to the Company’s Registration Statement under the 1933 Act and Amendment No. 146 to the Company’s Registration Statement under the 1940 Act on August 14, 2014; and Post-Effective Amendment No. 168 to the Company’s Registration Statement under the 1933 Act and Amendment No. 147 to the Company’s Registration Statement under the 1940 Act on September 9, 2014. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act.

On behalf of the Company, I represent and affirm that the Amendment is being filed solely to update the description of the Fund’s investment advisers to include an additional sub-adviser and to file the additional sub-adviser’s proxy voting policy and subadvisory agreement, and that no other material changes have been made in the Amendment. Changes related to the additional sub-adviser appear on pages 3, 8 and 36 of the Fund’s prospectus and page 34 of the Fund’s statement of additional information.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8806.

Very truly yours,

/s/ Katherine McGavin

Katherine McGavin

Enclosures

cc:	Eric Freed, AllianceBernstein L.P.
P.	Jay Spinola, Willkie Farr & Gallagher LLP

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